SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS' EQUITY

a.	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

b.	Equity Incentive Plans:

Under the Company's 2001 Stock Option Plan and 2003 Israeli Stock Option, the Company has granted options to purchase ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. The 2001 Plan does not have a specific expiration date (although the Company no longer grant awards under this plan) whereas the 2003 Plan was terminated in December 2013.

In December 2012, the Company adopted the 2012 Stock Incentive Plan (together with the 2001 and 2003 plans, the "Plans"), under which stock options, RSUs  as well as other equity-based awards may be granted to employees, directors and consultants of the Company or its affiliates. The 2012 Stock Incentive Plan has a term of ten years and will terminate in December 2022.

In general, the exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options.

Under the terms of the Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession. Upon exercise of options, the Company issues ordinary shares for each option exercised.

Starting 2015, the Company also grants RSUs to its employees, which generally vest over three years with annual vesting dates.

Under the Plans, 4,453,240 ordinary shares were reserved for issuance of equity-based awards. Options and unvested RSUs that are canceled or forfeited before expiration become available for future grants. During 2016, the Company's Board of Directors approved an increase of 442,350 shares of the Company reserved for issuance under the Plans.  As of December 31, 2016, there were 124,037 ordinary shares reserved and available for future grants.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2016
	Number of options (thousands)	Weighted average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (*)

Outstanding at beginning of year	1,975	$8.95	3.98	$5,118
Granted	212	7.27
Exercised	(108)	2.67
Forfeited	(176)	11.33

Outstanding at end of year	1,903	$8.90	3.35	$1,136

Exercisable at end of year	1,324	$8.43	2.72	$1,092

Vested and expected to vest at end of year	1,852	$8.89	3.30	$1,130

(*)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company’s ordinary shares as of December 31, 2016 which was $6.0 per share.

The weighted average fair value of options granted during the years ended December 31, 2016, 2015 and 2014 was $3.33, $4.94 and $4.79 per share, respectively.

The weighted average fair value of options vested during the year ended December 31, 2016, 2015 and 2014 was $2.45, $4.80 and $3.30, respectively.

The total intrinsic value of options exercised for the years ended December 31, 2016, 2015, and 2014 was $ 361, $ 3,430, and $ 2,881, respectively.

The options outstanding as of December 31, 2016, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

$1.48 - $5.68	478	2.25	3.62	346	0.82	2.84
$5.72-$10.03	482	3.31	8.72	394	3.17	8.75
$10.06 - $11.32	576	3.56	10.86	430	3.33	10.97
$11.38 - $14.68	367	4.48	12.92	154	4.13	12.98

	1,903	3.35	$8.90	1,324	2.72	$8.43

A summary of the Company’s RSU activities and related information for the year ended December 31, 2016, is as follows:

	Number of RSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2016	225	$14.68
Granted	318	8.05
Vested	(74)	14.68
Forfeited	(33)	11.42

Non-vested at December 31, 2016	436	$10.09

The weighted average fair value of RSUs granted during 2016 and 2015 was $8.06 and $14.68 per share, respectively.

The allocation of the share-based compensation, including compensation related to a retention plan associated with an acquisition (see also Note 3(b)) and other compensation in shares, is as follows:

	Year ended December 31,
	2016	2015	2014

Cost of maintenance and services	$148	$-	$-
Research and development	1,098	842	440
Selling and marketing	2,011	1,766	636
General and administrative	993	721	413

Total share-based compensation	$4,250	$3,329	$1,489

As of December 31, 2016, there was $ 4,784 of total unrecognized compensation cost related to non-vested share-based compensation that is expected to be recognized over a weighted average period of approximately 1.8 years.

c.	Warrants:

During 2015 and 2014, 19,701 and 78,828 warrants were exercised for proceeds of $10 and $ 38, respectively. During 2015, 7,881 warrants expired.

As of December 31, 2016 and 2015 there were no outstanding warrants to purchase Company’s ordinary shares.